Disclosure of detailed information about warrants, valuation assumptions (Details) - Warrants included in the derivative liability [Member] - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Dividends	0.00%	0.00%
Risk-free interest rate	0.65%	0.74%
Bottom of range [Member]
Statement [Line Items]
Expected volatility	96.00%	86.00%
Expected life	0.04	0.41
Top of range [Member]
Statement [Line Items]
Expected volatility	100.00%	95.00%
Expected life	2.24	2.22